LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Long Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Sep. 23, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,028.9	$ 830.8
Current portion of long-term debt	1.0	5.0
Non-current portion of long-term debt	1,027.9	825.8
Credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	220.0	0.0
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 448.4	448.0
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%		5.75%
Second lien term loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 358.4	375.6
Equipment loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2.1	$ 7.2